STATE FARM ASSOCIATES’ FUNDS TRUST

Supplement dated January 3, 2018 to the Statement of Additional Information dated April 1, 2017 of State Farm Associates’ Funds Trust (the “SAI”).

Effective December 31, 2017, Ms. Diane Wallace, an Independent Trustee of State Farm Associates’ Funds Trust, retired from her position as an Independent Trustee of the Trust.

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Please keep it for future reference.